Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	LORD ABBETT MUNICIPAL INCOME FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000737800
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2021
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Dec. 30, 2021